NONEXEMPT TRANSACTIONS	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Contribution [Line Items]
NONEXEMPT TRANSACTIONS
NONEXEMPT TRANSACTIONS

Defined contribution plans are required to remit employee contributions to the Plan as soon as they can be reasonably segregated from the employer's general assets. For the year ended December 31, 2024, contributions of $781 were not remitted within the required time period. Lost earnings of $18 associated with these late contributions were fully funded to the affected participant account in July 2024.